Note 12 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2015
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(In Thousands)

	December 31
	2015	2014

Salaries, bonus and benefits	$2,305	$3,094
Deferred income tax liabilities	2,206	119
Engineering related expenses	630	1,030
Consulting fees	366	150
Legal and audit fees	361	258
Shipping expenses	146	92
Withholding tax payable	100	138
Promotional expenses	35	56
Value-added tax payable	27	158
Other accrued expenses	926	954

	$7,102	$6,049